Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

b.	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date, amounts of contingent assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions or circumstances.

On an ongoing basis, management evaluates its estimates, including those related to write-down for excess and obsolete inventories, the valuation of stock-based compensation awards, estimated useful lives of intangible assets, the valuation of earnout liability, goodwill impairment valuation. Such estimates often require the selection of appropriate valuation methodologies and models, and significant judgment in evaluating ranges of assumptions and financial inputs. These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

c.	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions, balances, income, and expenses are eliminated in the consolidated financial statements.

d.	Functional Currency

The currency of the primary economic environment in which Valens and each of its subsidiaries conducts its operations is the U.S. dollar (“dollar”). Accordingly, the Company uses the dollar as its functional and reporting currency. Foreign currency assets and liabilities are remeasured into U.S. dollars at the end-of-period exchange rates except for non-monetary assets and liabilities, which are remeasured at historical exchange rates. Expenses in foreign currency (mainly payroll to Israeli employees and overhead expenses), are remeasured at the exchange rate in effect during the period the transaction occurred, except for those expenses related to balance sheet amounts, which are remeasured at historical exchange rates. Gains or losses from foreign currency transactions are included in the consolidated statements of operations and comprehensive income as part of “financial income, net”.

e.	Cash and cash equivalents

Cash and cash equivalents consist of cash and demand deposits in banks and other short-term, highly liquid investments with original maturities of less than three months at the time of purchase.

f.	Restricted short-term deposit

Restricted short-term bank deposit is an amount related to a bank guarantee in connection with hedging activity. Such a deposit is stated at cost including accrued interest, which approximates market value. As of December 31, 2025, the restricted short-term deposit is a deposit for a period of six months.

g.	Short-term deposits

Short-term deposits are bank deposits with maturities over three months and of up to one year. As of December 31, 2025, and 2024, the short-term deposits were denominated in U.S. dollars and NIS (Israeli currency) and bore average interest of 4.3% and 5.0%, respectively. Short-term deposits are presented on the balance sheet at their cost, including accrued interest.

h.	Fair Value of Financial Instruments

The FASB ASC Topic 820, Fair Value Measurements and Disclosures (“Topic 820”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy under Topic 820 are described below:

Level 1 - Quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities.

The Company’s financial instruments consist of cash, cash equivalents, short-term bank deposits, restricted short-term deposit, trade accounts receivable and trade accounts payable as well as Forfeiture Shares liability, earnout liability and derivative instruments. Other than the Forfeiture Shares liability, the earnout liability and the derivative instruments (see below), the recorded amounts approximate their respective fair value because of the liquidity and short period of time to maturity, receipt or payment of these instruments.

The Company’s derivative instruments are measured at fair value within Level 2 of the fair value hierarchy as the valuation inputs are based on quoted prices and market observable data of similar instruments (refer to note 12).

The Company’s financial instruments, which are considered as a Level 3 measurement, are Forfeiture Shares liability (refer to note 9) and earnout liability (refer to note 10).

i.	Accounts Receivable, net

Trade accounts receivable are recorded at the invoiced amount and do not include finance charges. The Company performs ongoing credit evaluation of its customers and generally requires no collateral.

The Company estimates Current Expected Credit Losses (“CECL”) on accounts receivable at inception for estimated credit losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable based on current conditions as of the balance sheet date. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses and economic and market conditions.

The Company elected to apply the practical expedient provided in ASU 2025-05. In accordance with ASU 2025-05, the Company assumes that current conditions as of the balance sheet date will remain unchanged over the remaining life of the asset when estimating expected credit losses on current trade receivables and contract assets.

As of December 31, 2025 and December 31, 2024, the credit loss allowance for trade accounts receivable was not material. For each of the years presented, the charge-offs and recoveries in relation to the credit losses were not material.

j.	Inventories

Inventories are comprised of finished goods as well as work in process that is planned to be sold to the Company’s customers and is presented at the lower of cost or net realizable value, based on the “first-in, first-out” basis. Most inventories are stored at the last production sites and are distributed from these locations. Inventories are reduced for write-downs based on periodic reviews for evidence of slow-moving or obsolete parts. Once written down, inventories write-downs are not reversed until the inventories are sold or scrapped unless incurred in the same fiscal period.

k.	Property and equipment

Property and equipment are stated at cost less accumulated depreciation that is calculated using the straight-line method over the estimated useful lives of the related assets, as follows:

%
Computers and software	33
Electronic and laboratory equipment	10-33
Furniture and office equipment	7
Production equipment	20-50

Leasehold improvements are depreciated by the straight-line method over the shorter of the term of the lease or the estimated useful life of such improvements.

l.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Recoverability of long-lived assets is measured by comparing the carrying amount of the long-lived asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset, the Company recognizes an impairment loss, which is the excess of the carrying amount over the fair value of the asset, using the expected future discounted cash flows.

For the years ended December 31, 2025, 2024 and 2023, the Company did not recognize an impairment loss on its long-lived assets.

m.	Severance Pay

The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month’s salary for each year of employment, or a portion thereof.

The employees of Valens Ltd. elected to be included under section 14 of the Israeli Severance Compensation Act, 1963 (“section 14”). According to this section, these employees are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies and/or pension funds. Payments in accordance with section 14 release Valens Ltd. from any future severance payments (under the above Israeli Severance Pay Law) in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees.

The aforementioned deposits are not recorded as an asset in the Company’s balance sheet as they are not under the Company’s control.

In addition, the Company’s employees in other jurisdictions are entitled to certain pension plans and related severance payments in accordance with local laws and practices.

n.	Treasury shares

Treasury shares are presented as a reduction of shareholders’ equity, at their cost to the Company. The Treasury shares are not entitled to any rights, such as voting rights and distributions. The Treasury shares were purchased in the open market.

o.	Share retirement

Retired shares are equivalent to authorized, unissued shares and are no longer considered to be outstanding or held in treasury. The excess purchase price of the shares over the par value is recorded as a reduction to additional paid-in-capital.

p.	Revenue recognition

The Company applies ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps:

(i)	Identify the contract(s) with a customer;

(ii)	Identify the performance obligations in the contract;

(iii)	Determine the transaction price;

(iv)	Allocate the transaction price to the performance obligations in the contract;

(v)	Recognize revenue when (or as) the performance obligation is satisfied.

The Company uses the following practical expedients that are permitted under ASC 606:

●	The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. These costs are included in sales and marketing expenses.

●	When a contract with a customer includes a material right to acquire future goods or services that are similar to the original goods or services in the contract and are provided in accordance with the terms of the original contract, the Company allocates the transaction price to the optional goods or services by reference to the goods or services expected to be provided and the corresponding expected consideration.

●	The Company applies the practical expedient of allowing it to disregard the effects of a financing component if the period between when the Company transfers the promised services to the customer and when the customer pays for the services will be one year or less.

The Company generates revenues mainly from selling semiconductor products (chips) and USB hubs. Revenues are recognized when the customer (which includes distributors) obtains control over the Company’s product, typically upon shipment to the customer. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues.

The Company generally provides its customers a limited warranty assurance that the sold products are in compliance with the applicable specifications at the time of delivery. Under the Company’s standard terms and conditions of sale, liability for certain failures of product during a stated warranty period is usually limited to repair or replacement of defective items. To the extent the Company sells extended warranty, the recognition of such revenue is deferred until such warranty is in effect.

q.	Cost of Revenues

Cost of revenues includes cost of materials, such as the cost of wafers, costs associated with packaging, assembly and testing costs, as well as royalties, shipping cost, depreciation cost of production equipment, amortization cost of intangible asset of technology, cost of personnel (including stock-based compensation), costs of logistics and quality assurance and other expenses associated with manufacturing support.

r.	Research and development costs

Research and development costs are expensed as incurred. Research and development expenses consists of costs incurred in performing research and development activities including cost of personnel (including stock-based compensation), pre-production engineering mask costs, engineering services, development tools cost, third parties’ intellectual property license fees, depreciation of development equipment, prototype wafers, packaging and test development costs as well as overhead costs. Development of a product is deemed complete when it is qualified through reviews and tests for performance and reliability. Subsequent to product qualification, product costs are included in cost of goods sold.

s.	Sales Commissions

Internal sales commissions are recorded within sales and marketing expenses. Sales commissions for the years ended December 31, 2025, 2024 and 2023 amounted $753 thousand, $357 thousand and $482 thousand, respectively.

t.	Leases

The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets, Current maturities of operating leases liabilities and Non-current operating leases liabilities in the consolidated balance sheets.

Leases primarily consist of real estate property and vehicles and are classified as operating leases with fixed payment terms. The Company determines if an arrangement is a lease, or contains a lease, at inception and records the leases upon lease commencement, which is the date when the underlying asset is made available for use by the lessor. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are included in long-term assets, current liabilities, and long-term liabilities on the consolidated balance sheet.

Lease expenses for the operating leases are recognized on a straight-line basis over the lease term and are included in operating expenses in the consolidated statements of operations and comprehensive loss. Options to extend or terminate the lease are taken into account when it is reasonably certain at the commencement date that such options will be exercised.

The Company elected to apply the short-term lease exemption for lease with a non-cancellable period of twelve months or less. Additionally, the Company has lease agreements with lease and non-lease components. The non-lease components are included in the leased assets and corresponding liabilities. On the commencement date, lease payments that include variable lease payments dependent on an index or a rate (such as the Consumer Price Index or a market interest rate), are initially measured using the index or rate at the commencement date. Such variable payments are recognized in the consolidated statements of operations and comprehensive loss in the period in which the event or condition that triggers the payment occurs. These variable payment amounts were not material to the consolidated financial statements for the periods presented.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate because the interest rate implicit in most of its leases is not readily determinable.

u.	Equity investee

Investment in which the Company exercises significant influence, and which is not considered a subsidiary, is accounted for using the equity method, whereby the Company recognizes its proportionate share of the investee’s net income or loss after the date of investment (see Note 1b). The equity investee is included within Other Assets and totaled $16 thousand and $33 thousand as of December 31, 2025 and 2024, respectively.

v.	Segment reporting

The chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments. The Company’s business includes two operating segments based on the two markets the Company serves:

1)	Cross Industry Business (“CIB”): The Company solutions for the non-automotive verticals, including audio-video, industrial, machine vision and medical markets, which deliver superior, plug-and-play convergence and distribution of different interfaces, through a single long-distance category cable.

2)	Automotive: Valens Automotive delivers safe & resilient high-speed in-vehicle connectivity for advanced car architectures, realizing the vision of connected and autonomous cars.

w.	Net loss per Ordinary Share

Basic net loss per Ordinary Share is computed by dividing net loss for the period by the weighted-average number of Ordinary Shares and vested RSUs outstanding during the period, net of treasury shares.

Diluted net loss per share is computed by dividing net loss by the weighted-average number of Ordinary Shares and vested RSU’s outstanding during the period, while giving effect to all potentially dilutive common shares to the extent they are dilutive.

Potentially dilutive common shares result from the assumed exercise of options and warrants and the assumed vesting of RSUs, using the “treasury stock” method, and the Forfeiture Shares (see note 9). The Forfeiture Shares are subject to forfeiture if certain conditions are not achieved, for which we examine their occurrence at the end of each reporting period. The Forfeiture Shares are not included in the denominator of diluted earnings per share (EPS) unless the contingency has been met, or would have been met, as of the reporting date.

x.	Stock-based compensation

The Company accounts for share-based compensation in accordance with ASC 718-10. Under ASC 718-10, stock-based awards, including stock options and Restricted Share Units (“RSUs”), are recorded at fair value as of the grant date and recognized as expense over the employee’s, directors and consultants’ requisite service period (generally the vesting period) which the Company has elected to amortize on a straight-line basis. The Company recognizes share-based compensation expense over the requisite service period of the award, net of estimated forfeitures, and revised its estimates, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures.

1)	With respect to stock options, the Company uses the Black-Scholes option-pricing model to determine the fair value of stock options. The determination of the fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by the Company’s stock price as well as assumptions regarding number of complex and subjective variables. These variables include the estimated stock price volatility over the term of the awards; actual and projected employee stock option exercise behaviors, which is referred to as expected term; risk-free interest rate and expected dividends.

The expected term is calculated using the simplified method, as the Company has concluded that its historical share option exercise experience does not provide a reasonable basis to estimate the expected option term. The Company estimates the volatility of its common stock using the historical volatility rates of the Company. The Company bases the risk-free interest rate used in its option-pricing models on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term to maturity of its equity awards. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero in its option-pricing models.

2)	With respect to RSUs, the Company uses the stock market price as of the grant date to determine the fair value of such RSUs.

y.	Income taxes

The Company accounts for income taxes using the asset and liability approach, which requires the recognition of taxes payable or refundable for the current year and the deferred tax liabilities and assets for the future tax consequences of events that we have recognized in our financial statements or tax returns. The Company measures current and deferred tax liabilities and assets based on provisions of the relevant tax law. The Company records a valuation allowance to reduce its deferred tax assets to the net amount that the Company believes is more likely than not to be realized. The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income, and ongoing tax planning strategies in assessing the need for a valuation allowance. The Company classifies interest and penalties relating to uncertain tax positions within income taxes.

z.	Forfeiture shares

Shares issued to PTK’s sponsor that were subject to forfeiture (“Forfeiture Shares”) were evaluated as equity-linked contracts rather than as outstanding shares. In accordance with ASC 815-40, the Forfeiture Shares were not solely indexed to the Company’s Ordinary Shares and therefore were accounted for as a liability on the consolidated balance sheet at the Merger Closing Date. This liability was subject to re-measurement at each balance sheet date until the contingency settlement, and any change in fair value was recognized in the Company’s statement of operations and comprehensive loss.

aa.	Public and Private Warrants

The Company accounts for the warrants (please refer to note 13 (b)) in accordance with the guidance contained in Accounting Standards Codification 815 (“ASC 815”), “Derivatives and Hedging”. Accordingly, both the Public and the Private Warrants are considered indexed to the entity’s own stock and are classified within equity.

bb.	Business combination

The Company allocates the fair value of consideration transferred in a business combination to the assets acquired and the liabilities assumed in the acquired business based on their fair values at the acquisition date. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred. The excess of the fair value of the consideration transferred over the fair value of the assets acquired, liabilities assumed in the acquired business is recorded as goodwill. The fair value of the consideration transferred may include a combination of cash and earnout payments. The allocation of the consideration transferred in certain cases may be subject to revision based on the final determination of fair values during the measurement period, which may be up to one year from the acquisition date. The cumulative impact of revisions during the measurement period is recognized in the reporting period in which the revisions are identified. The Company includes the results of operations of the businesses that it has acquired in its consolidated results prospectively from the respective dates of acquisition.

cc.	Intangible assets

Goodwill

Goodwill reflects the excess of the consideration transferred at the business combination date over the fair values of the identifiable net assets acquired. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.

The Company allocated the goodwill to a reporting unit that is expected to benefit from the business combination. The primary items that generate goodwill include the value of the synergies between the acquired company and the Company and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset. ASC 350 allows an entity to first assess qualitative factors to determine whether a quantitative goodwill impairment test is necessary. Further testing is only required if the entity determines, based on the qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. Otherwise, no further impairment testing is required.

Examples of events or circumstances that may be indicative of impairment include, but are not limited to: macroeconomic and industry conditions, overall financial performance and adverse changes in legal, regulatory, market share and other relevant entity specific events.

An entity has the option to bypass the qualitative assessment for its reporting unit in any period and proceed directly to the quantitative goodwill impairment test. This would not preclude the entity from performing the qualitative assessment in any subsequent period.

The quantitative assessment compares the fair value of the reporting unit to its carrying value, including goodwill.

The Company determines the fair value of its reporting unit using a discounted cash flow model, which utilizes key assumptions such as projected revenues, cost of revenues and operating expenses (Level 3 measurement). These assumptions are determined by the Company’s management utilizing its internal operating plan, growth rates for revenues and operating expenses and margin assumptions. An additional key assumption under this approach is the discount rate, based on the weighted average cost of capital, which is adjusted for current risk-free rates of capital, current market interest rates, and the evaluation of a risk premium relevant to the reporting unit.

If the Company’s assumptions relative to revenue growth rates, cost of revenues and operating expenses were to change, the Company’s fair value calculation may change, which could result in impairment. If the Company’s assumptions relative to the discount rate and the evaluation of risk premium growth rates were to change, the Company’s fair value calculation may change, which could result in impairment. The Company uses the income approach to determine the fair value of the reporting unit because it considers the anticipated future financial performance of the reporting unit. Accordingly, changes in the assumptions described above could impact the Company’s consolidated results of operations and comprehensive loss.

The Company’s goodwill is tested for impairment in the fourth quarter of each year and whenever events or changes in circumstances indicate the carrying value of a reporting unit may not be recoverable. When necessary, the Company records charges for impairments of goodwill for the amount by which the carrying amount of the respective reporting unit exceeds its fair value. However, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The reporting unit to which the goodwill, identified in Acroname’s acquisition, was assigned, is part of the CIB segment.

The goodwill is deductible for tax purposes for a period of 15 years.

As of December 31, 2025, the Company completed a quantitative goodwill impairment test. The fair value of the reporting unit exceeded its carrying amount and no goodwill impairment loss was recorded for the year ended December 31, 2025.

Actual results may differ from those assumed in our valuation method. It is reasonably possible that our assumptions described above could change in future periods. If any of these were to vary materially from our plans, we may record impairment of goodwill allocated to this reporting unit in the future.

Other Intangible Assets

Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life. Amortization of core technology is recorded under cost of revenues. Amortization of customer relationships is recorded under sales and marketing expenses.

dd.	Risk and uncertainties

War in Israel

On October 7, 2023, Hamas launched a series of attacks on civilian and military targets in Southern Israel and Central Israel, to which the Israel Defense Forces responded. In addition, both Hezbollah and the Houthi movement attacked military and civilian targets in Israel, to which Israel responded, including through increased air and ground operations in Lebanon. In addition, the Houthi movement attacked international shipping lanes in the Red Sea, to which both Israel and the United States responded. Further, on April 13, 2024 and October 1, 2024, Iran launched a series of drone and missile strikes against Israel, to which Israel responded. Most recently, on June 13, 2025, Israel launched a preemptive attack on Iran, to which Iran responded with ballistic missile and drone attacks. On June 23, 2025, Israel and Iran agreed to a ceasefire, although there is no assurance that the ceasefire will continue. On October 9, 2025, Israel, Hamas, the United States and other countries in the region agreed to a framework for a ceasefire in Gaza between Israel and Hamas. How long and how severe the current conflicts in Gaza, Northern Israel, Lebanon, Iran or the broader region become is unknown at this time and any continued clash among Israel, Hamas, Hezbollah, Iran or other countries or militant groups in the region may escalate in the future into a greater regional conflict. To date, our operations have not been materially affected. We expect that the current conflict in the Gaza Strip, Lebanon, Iran and the broader region, as well as the security escalation in Israel, will not have a material impact on our business results in the short term. However, since these are events beyond our control, their continuation or cessation may affect our expectations. We continue to monitor political and military developments closely and examine the consequences for our operations and assets.

Concentrations of credit risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, investments in short-term deposits, trade accounts receivable and derivative financial instruments. As of December 31, 2025, and 2024, the Company had cash and cash equivalents totaling $27,863 thousand and $35,423 thousand, respectively, as well as short-term deposits of $64,733 thousand and $95,532 thousand as of December 31, 2025, and 2024, respectively, which are deposited in major Israeli, U.S, Japanese, German and Chinese financial institutions. The Company’s management believes that these financial institutions are financially sound.

Derivative financial instruments are forward contracts entered into with major banks in Israel to hedge the Company’s foreign exchange rate risk. Accordingly, management believes that these derivative financial instruments have minimal credit risk.

The Company extends different levels of credit to customers and does not require collateral deposits. As of December 31, 2025, and 2024, the Company did not have expected credit losses.

Reliance on third party subcontractors

The Company’s silicon wafers, which are the basic element of any semiconductor product, are designed to be manufactured at Taiwan Semiconductor Manufacturing Company (“TSMC”). TSMC is a critical third-party supplier, and any disruption in its operations could significantly impact the Company’s operations and adversely affect the Company’s ability to meet production demands.

Up-turns in the semiconductor market

The demand for semiconductor products is cyclical in nature and is often affected by trends. Significant upturns in demand can result in increased competition on access to third-party foundry and assembly capacity. In the event of such an upturn, the Company may not be able to procure adequate capacity within its semiconductor supply chains.

In addition, such capacity shortage periods are often characterized with extended lead times from suppliers as well as increased manufacturing and raw materials costs, which may impact the Company’s results of operations. At times of limited capacity, the Company may also be required to increase its inventory levels to ensure its ability to meet the demand for its products.

Concentration of other risks

a.	The Company operates in markets that are highly competitive and rapidly changing. Significant technological changes, shifting customer needs, the emergence of competitive products with new capabilities, general economic conditions worldwide, changes in regulations, the ability to safeguard patents and other intellectual property (“IP”) in a rapidly evolving market and other factors could affect our financial results.

b.	As of December 31, 2025, the Company has assessed the potential impact of the United States tax reform legislation enacted through the One Big Beautiful Bill Act (“OBBBA”), the period of enactment, as well as tariff measures introduced by the U.S. government (the “Trump Tariffs”). Following its evaluation, management determined that these legislative and trade actions did not have a material effect on the Company’s consolidated financial statements. Accordingly, no adjustments to income tax expense or deferred tax assets and liabilities were recorded for the year ended December 31, 2025. The Company will continue to monitor changes in U.S. tax laws and trade policy for any potential future impact.

ee.	New Accounting Pronouncements

Accounting pronouncements adopted in the period:

In December 2023, the FASB issued ASU 2023-09 Improvements to Income Tax Disclosures. The ASU improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for the Company for annual periods beginning after December 15, 2025. The Company implemented the new income tax disclosures retrospectively. The implementation of ASU 2023-09 affected disclosures only and had no impact on the Company’s financial condition or results of operations (see Note 17 Income Taxes).

In July 2025, the FASB issued Accounting Standards Update 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods in those years.

As of December 31, 2025, the Company elected to early adapt ASU 2025-05 effective January 1, 2025. This adoption did not have a material impact on the Company’s consolidated financial statements or related disclosures.

Accounting Pronouncements effective in future periods:

In November 2024, the FASB issued ASU 2024-03 Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expense and ASU 2025-01, Income Statement – Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date.

The ASU improves the disclosures about a public business entity’s expenses and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of sales, general and administrative, and research and development). The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the potential impact of this guidance on its consolidated financial statement disclosures.